Derivative Financial Instruments - Summary of Short-term Derivative Contracts (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain		$ 608
Derivative financial liability	$ 221		$ 2,896
Other Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Derivative financial liability	221
Other Derivative Financial Instruments | Delivery Forwards | Chilean Peso
Disclosure Of Financial Instruments [Line Items]
Foreign exchange gain	322
Derivative financial liability	$ 8